Leases (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Weighted-average remaining term in years
Operating leases	2 years 4 months 9 days	2 years 21 days	3 years 7 days
Weighted-average discount rate
Operating leases	10.80%	10.80%	10.80%
Operating cash flow used in operating lease	$ 43,259	$ 43,307	$ 42,533
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 289,567		$ 13,365